Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 385,197	$ 780,382
Derivative financial instruments, net	27,352	16,067
Other liabilities	(21,972)	(24,597)
Total	390,577	771,852
Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	98,385	96,154
U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	84,363	105,513
U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	60,646	48,393
Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	52,504	449,288
Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	47,074	30,194
Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	33,448	42,498
Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	8,777	8,342
Level 1 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	136,867	554,801
Total	136,867	554,801
Level 1 [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	84,363	105,513
Level 1 [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	52,504	449,288
Level 2 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	248,330	225,581
Derivative financial instruments, net	27,352	16,067
Total	275,682	241,648
Level 2 [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	98,385	96,154
Level 2 [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	60,646	48,393
Level 2 [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	47,074	30,194
Level 2 [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	33,448	42,498
Level 2 [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	8,777	8,342
Level 3 [Member]
Available-for-sale securities:
Other liabilities	(21,972)	(24,597)
Total	$ (21,972)	$ (24,597)